Shares issued and treasury shares held - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shares issued
Balance at the beginning of the year	3,853,096,603	3,850,766,389
Issuance of shares	2,538,146	2,330,214
Balance at the end of the year	3,855,634,749	3,853,096,603
Treasury shares
Balance at the beginning of the year	132,301,550	138,441,772
Acquisitions	103,979,927	54,828,640
Disposals	(69,813,675)	(60,968,862)
Balance at the end of the year	166,467,802	132,301,550
UBS AG
Shares issued
Balance at the beginning of the year	3,858,408,466
Balance at the end of the year	3,858,408,466	3,858,408,466